UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999
                                                --------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sigma Management Services, Inc.
          ----------------------------------------------------------------------
Address:  26261 Evergreen, Suite 455
          ----------------------------------------------------------------------
          Southfield, MI  48076
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          ----------------------------------------------------------------------

Form 13F File Number: 28-7002
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Bilkie, Jr. CFA
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    (248) 223-0122
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert M. Bilkie, Jr.           Southfield, Michigan            May 10, 1999
----------------------------------  -----------------------------   ------------
           [Signature]                       [City, State]             [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 77
                                        -------------------

Form 13F Information Table Value Total: $247,363
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

         ITEM 1:                ITEM 2:            ITEM 3:   ITEM 4:  ITEM 5:     ITEM 6:       ITEM 7:               ITEM 8:
--------------------------  --------------        --------- -------- -------- ---------------- ---------     -----------------------
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT                   VOTING AUTHORITY
  NAME OF ISSUER            TITLE OF CLASS          CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
--------------------------  --------------        --------- -------- -------- ---------------- ---------     -----   ------   ------
D AMR Corp*                      com              001765106     3534    60353 SH       SOLE                  15740             44613
D Abbott Laboratories*           com              002824100     5410   115573 SH       SOLE                  26533             89040
D Advanced Tissue Sciences       com              00755F103       45    21000 SH       SOLE                  21000
D Airtouch Communications*       com              00949T100     4077    42194 SH       SOLE                  12214             29980
D Albertson's, Inc*              com              013104104     3362    61766 SH       SOLE                  17493             44273
D Amer Home Products*            com              026609107     1714    26263 SH       SOLE                   2805             23458
D Amer Int'l Group*              com              026874107     6558    54370 SH       SOLE                  13733             40637
D Ameritech Corp*                com              030954101     3324    57685 SH       SOLE                  16124             41561
D Amgen*                         com              031162100     4014    53612 SH       SOLE                  13695             39917
D Associates First Capital       com              046008108      377     8378 SH       SOLE                   4544              3834
D Automatic Data Proc*           com              053015103     5137   124169 SH       SOLE                  30451             93718
D Bank One Corp*                 com              06423A103     7543   136984 SH       SOLE                  29887            107097
D Bristol-Myers Squibb           com              110122108     4487    69971 SH       SOLE                  19815             50156
D CVS Corp.                      com              126650100      253     5316 SH       SOLE                                     5316
D Chase Manhattan*               com              16161A108     5414    66528 SH       SOLE                  20888             45640
D Cisco Systems Inc*             com              17275R102     5299    48362 SH       SOLE                  10890             37472
D Coca-Cola*                     com              191216100     3975    64769 SH       SOLE                  14830             49939
D Comerica*                      com              200340107     2949    47227 SH       SOLE                   7502             39725
D Compaq Computer*               com              204493100     3299   104114 SH       SOLE                  29617             74497
D Costco Companies, Inc.         com              22160Q102     2219    24240 SH       SOLE                   6285             17955
D Dayton Hudson                  com              239753106     1709    25645 SH       SOLE                   8290             17355
D Dell Computers*                com              247025109     3652    89335 SH       SOLE                  26875             62460
D Dover Corp*                    com              260003108     2584    78601 SH       SOLE                  20791             57810
D EMC Inc.                       com              268648102     2493    19515 SH       SOLE                   5890             13625
D Eastman Kodak*                 com              277461109      204     3195 SH       SOLE                                     3195
D Emerson Electric*              com              291011104     2614    49382 SH       SOLE                  11748             37634
D Exxon Corp*                    com              302290101     4171    59105 SH       SOLE                  13267             45838
D Fannie Mae*                    com              313586109     4632    66881 SH       SOLE                  17006             49875
D Ford Motor Co*                 com              345370100      506     8926 SH       SOLE                   1476              7450
D Franklin Resources*            com              354613101     2089    74268 SH       SOLE                  22495             51773
D General Electric*              com              369604103    10087    91184 SH       SOLE                  19838             71346
D General Motors*                com              370442105      334     3834 SH       SOLE                     29              3805
D Gillette Company*              com              375766102     4334    72914 SH       SOLE                  18960             53954
D HCR Manor Care Inc.*           com              404134108     1984    86984 SH       SOLE                  22338             64646
D Home Depot *                   com              437076102     5268    84630 SH       SOLE                  21595             63035
D Illinois Tool Works*           com              452308109     2221    35900 SH       SOLE                   6945             28955
D Int'l Bus. Machines*           com              459200101     4683    26421 SH       SOLE                   7103             19318
D Intel Corp*                    com              458140100     8200    68984 SH       SOLE                  16055             52929
D Interpublic Grp Cos            com              460690100     2762    35470 SH       SOLE                   8305             27165
D Johnson & Johnson*             com              478160104     4563    48800 SH       SOLE                  15100             33700
D Kohl's Corp.                   com              500255104     2094    29540 SH       SOLE                   7305             22235
D Lilly (Eli)*                   com              532457108     1131    13320 SH       SOLE                   6950              6370
D Lucent Technologies*           com              549463107     3192    29554 SH       SOLE                   6933             22621
D MCI WorldCom Inc.*             com              55268B106     7432    83916 SH       SOLE                  21298             62618
D Marriott International*        com              571903202     1897    56412 SH       SOLE                  16195             40217
D McDonald's Corp*               com              580135101      361     7968 SH       SOLE                   1000              6968
D Medtronic Inc*                 com              585055106     4105    57120 SH       SOLE                  14615             42505
D Merck & Co*                    com              589331107     6675    83308 SH       SOLE                  23125             60183
D Microsoft*                     com              594918104     8855    98798 SH       SOLE                  28806             69992
D Minnesota Min'g/Mfg*           com              604059105      397     5617 SH       SOLE                   1700              3917
D Mobil Corp*                    com              607059102     3278    37253 SH       SOLE                   8973             28280
D National City Corp             com              635405103      382     5750 SH       SOLE                   2530              3220
D New Plan Excel Realty Tr       com              648053106      244    12700 SH       SOLE                   2900              9800
D Nisource Inc                   com              65473P105     3200   118530 SH       SOLE                  29425             89105
D Oracle Corp*                   com              68389X105     2393    90716 SH       SOLE                  18313             72403
D Pfizer, Inc*                   com              717081103     3723    26836 SH       SOLE                   7033             19803
D Procter & Gamble*              com              742718109     4240    43292 SH       SOLE                  12660             30632
D Professionals Group            com              693367104      276    10514 SH       SOLE                                    10514
D Quintiles Transnational *      com              748767100     1814    48065 SH       SOLE                  12095             35970
D Royal Dutch Petrol*            com              780257804     2581    49642 SH       SOLE                   9846             39796
D S & P Depository Receipts*     com              78462F103      415     3230 SH       SOLE                   1150              2080
D SBC Communications, Inc*       com              78387G103     1638    34711 SH       SOLE                   7440             27271
D Schering-Plough                com              806605101      318     5750 SH       SOLE                                     5750
D Schwab (Chas) Corp*            com              808513105    13899   144598 SH       SOLE                  31040            113558
D Servicemaster Co.*             com              81760N109     2843   139950 SH       SOLE                  36805            103145
D Southdown*                     com              841297104     3241    60359 SH       SOLE                  16377             43982
D Stryker Corp                   com              863667101     1299    25762 SH       SOLE                   3200             22562
D Sysco Corp*                    com              871829107     2871   109110 SH       SOLE                  29400             79710
D Tellabs Inc.*                  com              879664100     3931    40215 SH       SOLE                   8838             31377
D Time Warner Inc                com              887315109     2422    34200 SH       SOLE                   9110             25090
D Tricon Global Restaurant*      com              895953107      295     4197 SH       SOLE                    825              3372
D Vodafone Group PLC ADR*        com              92857T107      342     1820 SH       SOLE                   1170               650
D Walgreen Co                    com              931422109     3738   132328 SH       SOLE                  39960             92368
D Walt Disney Holding Co.*       com              254687106     3928   126211 SH       SOLE                  32655             93556
D Warner-Lambert*                com              934488107      219     3300 SH       SOLE                   1500              1800
D Whole Foods Market*            com              966837106     1770    51495 SH       SOLE                  12327             39168
D duPont (El) deNemours*         com              263534109     3844    66206 SH       SOLE                  17416             48790
S REPORT SUMMARY                 77 DATA RECORDS              247363            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED